Notes to the consolidated financial statements - Cost of sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes to the consolidated financial statements
Amortization and depreciation	€ (18,809)	€ (23,386)	€ (23,741)
Cost of sales
Notes to the consolidated financial statements
Personnel	(34,088)	(37,734)	(27,185)
Materials	(38,220)	(59,641)	(88,891)
Third-party services	(26,677)	(9,398)	(32,331)
Maintenance and lease	(2,679)	(2,672)	(2,425)
Amortization and depreciation	(3,201)	(4,850)	(6,295)
Impairment of equipment		(8,085)	(24,948)
Other	(964)	(1,986)	(1,918)
Total	€ (105,829)	€ (124,366)	€ (183,993)